                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-58314


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
             AMERICAN PATHWAY II VARIABLE ANNUITY DATED MAY 1, 2006
               POLARIS VARIABLE ANNUITY DATED MAY 1, 2006
                 POLARIS II VARIABLE ANNUITY DATED MAY 1, 2006
             POLARIS PLATINUM II VARIABLE ANNUITY DATED MAY 1, 2006
          POLARIS II PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2006
              POLARIS PROTECTOR VARIABLE ANNUITY DATED MAY 1, 2006
          WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY DATED MAY 1, 2006
        WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY III DATED MAY 1, 2006
               POLARIS ADVISOR VARIABLE ANNUITY DATED MAY 1, 2006
              POLARIS CHOICE II VARIABLE ANNUITY DATED MAY 1, 2006
          POLARIS CHOICE III VARIABLE ANNUITY DATED SEPTEMBER 29, 2006
       POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED SEPTEMBER 5, 2006

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                          VARIABLE ANNUITY ACCOUNT ONE
                          SUPPLEMENT TO THE PROSPECTUS
                   ICAP II VARIABLE ANNUITY DATED MAY 1, 2006

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                          VARIABLE ANNUITY ACCOUNT FOUR
                          SUPPLEMENT TO THE PROSPECTUS
                ANCHOR ADVISOR VARIABLE ANNUITY DATED MAY 1, 2006

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                          VARIABLE ANNUITY ACCOUNT FIVE
                         SUPPLEMENT TO THE PROSPECTUSES
                  SEASONS VARIABLE ANNUITY DATED JULY 31, 2006
             SEASONS SELECT II VARIABLE ANNUITY DATED JULY 31, 2006
            SEASONS TRIPLE ELITE VARIABLE ANNUITY DATED JULY 31, 2006
             SEASONS ELITE VARIABLE ANNUITY DATED SEPTEMBER 29, 2006
             SEASONS ADVISOR II VARIABLE ANNUITY DATED JULY 31, 2006 SEASONS PREFERRED SOLUTION VARIABLE ANNUITY DATED SEPTEMBER 5, 2006

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                         VARIABLE ANNUITY ACCOUNT SEVEN
                         SUPPLEMENT TO THE PROSPECTUSES
            POLARIS II A-CLASS VARIABLE ANNUITY DATED AUGUST 28, 2006
         POLARIS II ASSET MANAGER VARIABLE ANNUITY DATED AUGUST 28, 2006
    POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED AUGUST 28, 2006
               POLARIS PLUS VARIABLE ANNUITY DATED AUGUST 28, 2006

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The following is inserted after the first sentence in the 7th paragraph of the
"Transfers During the Accumulation Phase" section of the prospectus:

U.S. Mail includes any U.S. Postal Service delivery method that offers delivery no sooner than U.S. Postal Service first-class mail, as determined in the Company's sole discretion.


                Please keep the supplement with your prospectus.

Date: March 14, 2007